Trade and other receivables	6 Months Ended
Jun. 30, 2022
Trade and other receivables
Trade and other receivables

7.     Trade and other receivables

The trade receivables as of June 30, 2022 were €35 (December 31, 2021: €150). These trade receivables are all due in the short-term, do not bear interest and are not impaired. Other receivables are all due within the short-term and mainly comprise value-added tax receivables of €4.5 million (December 31, 2021: €2.7 million).